Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Tax Liabilities [Table]
Summary of Tax Liabilities

The tax liabilities breakdown is as follows:

	2021	2020
Income tax payable	1,940	1,910
Other tax liabilities	11,186	5,877
Income tax perception (RG 4815) (1)	7,490	3,343
Digital services withholding VAT	2,796	1,579
Other Taxes	900	955
Total Tax Liabilities	13,126	7,787

(1) Corresponds to a perception applicable for transactions processed in Argentina.